CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Share capital	Additional paid-in capital	Treasury stock	Accumulated other comprehensive income (loss)	Retained earnings (accumulated deficit)	Total
Beginning Balance at Dec. 31, 2020	$ 105	$ 362,164	$ (137,793)	$ 1,772	$ (16,393)	$ 209,855
Purchase of treasury stock	0	0	(41,852)	0	0	(41,852)
Issuance of shares upon exercise of options and vesting of RSUs	2	2,438	0	0	0	2,440
Share-based compensation related to options and RSUs granted to employees and non-employees	0	14,164	0	0	0	14,164
Cash dividends paid	0	0	0	0	(10,865)	(10,865)
Other comprehensive income (loss)	0	0	0	(1,995)	0	(1,995)
Net income	0	0	0	0	33,751	33,751
Ending Balance at Dec. 31, 2021	107	378,766	(179,645)	(223)	6,493	205,498
Purchase of treasury stock	0	0	(38,099)	0	0	(38,099)
Issuance of shares upon exercise of options and vesting of RSUs	2	1,053	0	0	0	1,055
Share-based compensation related to options and RSUs granted to employees and non-employees	0	15,122	0	0	0	15,122
Cash dividends paid	0	0	0	0	(11,552)	(11,552)
Other comprehensive income (loss)	0	0	0	(10,730)	0	(10,730)
Net income	0	0	0	0	28,466	28,466
Ending Balance at Dec. 31, 2022	109	394,941	(217,744)	(10,953)	23,407	189,760
Purchase of treasury stock	0	0	(18,259)	0	0	(18,259)
Issuance of shares upon exercise of options and vesting of RSUs	1	801	0	0	0	802
Share-based compensation related to options and RSUs granted to employees and non-employees	0	11,380	0	0	0	11,380
Cash dividends paid	0	0	0	0	(11,399)	(11,399)
Other comprehensive income (loss)	0	0	0	7,048	0	7,048
Net income	0	0	0	0	8,780	8,780
Ending Balance at Dec. 31, 2023	$ 110	$ 407,122	$ (236,003)	$ (3,905)	$ 20,788	$ 188,112